Statements of Stockholders' Equity (Deficit) (Unaudited) - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
December 31, 2021 at Dec. 31, 2020	$ 5,489	$ 9,897,700	$ (9,988,885)	$ (85,696)
Ending balance, shares at Dec. 31, 2020	54,887,876
Conversion of management fees	$ 214	96,286		96,500
Conversion of management fees payable, shares	2,144,444
Stock based compensation		128,775		128,775
Private placement	$ 325	149,675		150,000
Private placement, shares	3,250,000
Net income			(256,972)	(256,972)
March 31, 2022 at Mar. 31, 2021	$ 6,028	10,272,436	(10,245,857)	32,607
Ending balance, shares at Mar. 31, 2021	60,282,320
December 31, 2021 at Dec. 31, 2020	$ 5,489	9,897,700	(9,988,885)	(85,696)
Ending balance, shares at Dec. 31, 2020	54,887,876
March 31, 2022 at Dec. 31, 2021	$ 11,986	16,056,561	(11,019,140)	5,049,407
Ending balance, shares at Dec. 31, 2021	119,858,700
Stock based compensation		11,888		11,888
Net income			261,944	261,944
March 31, 2022 at Mar. 31, 2022	$ 11,986	$ 16,068,449	$ (10,757,196)	$ 5,323,239
Ending balance, shares at Mar. 31, 2022	119,858,700